Intangible assets and goodwill, net - Additional information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Nov. 30, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flows and a perpetuity estimates	10 days
Growth rate used to extrapolate cash flow projections	4.50%
Discount rate applied to cash flow projections	12.50%			12.50%
Izipay [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired		50.00%	50.00%
Seguros Sura [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired					99.39%
Hipotecaria Sura [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired					99.42%
Seguros Sura and Hipotecaria Sura [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	S/ 430,646,000